March 5, 2024

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon Investment Funds IV, Inc.
- BNY Mellon Bond Market Index Fund
- BNY Mellon Institutional S&P 500 Stock Index Fund
(the "Funds")
 1933 Act File No.: 33-16338
 1940 Act File No.: 811-05202
 CIK No.: 0000819940

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses for the above-referenced Funds, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 203 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 27, 2024.

Additionally, the Prospectus for BNY Mellon Tax Managed Growth Fund for the above funds have been filed pursuant to the Rule 497 (c) under the Securities Act of 1933.

Please address any comments or questions to my attention at (412) 234-2057.

Sincerely,

/s/ Vickie Proudley
Vickie Proudley
Associate Paralegal